PARTIES-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTIES-IN-INTEREST TRANSACTIONS	PARTIES-IN-INTEREST TRANSACTIONS
Party-in-interest transactions include those with the Company, fiduciaries, or any person who provides services to the Plan. Expenses paid to parties-in-interest aggregated $467,304 and $391,602 for December 31, 2025 and 2024, respectively. The vast majority of parties-in-interest fees were paid to the Plan trustees. The Company provides certain administrative services at no cost to the Plan. Cash dividends on L&P common stock of $344,424 and $1,118,711 were recorded for the years ended December 31, 2025 and 2024, respectively.
NOTE D – PARTIES-IN-INTEREST TRANSACTIONS – CONTINUED
The following table sets forth assets associated with parties-in-interest as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Leggett and Platt, Incorporated (1,653,063 and 1,780,313 shares, respectively)	$18,183,691	$17,091,008
Notes receivable from participants	8,045,643	6,968,604
These transactions are allowable party-in-interest transactions under Section 408(b)(8) of ERISA and the regulations promulgated thereunder.